INFORMATION ABOUT GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2016
Revenues and Long-Lived Assets by Geographical Area

Our operations are primarily within the United States, including Puerto Rico, Canada and Mexico. Products are also sold from the United States on an export-only basis to portions of Latin America and the Caribbean Basin. The following tables set forth revenues and long-lived assets by geographical area:

Years Ended December 31,	2016	2015	2014
Revenues:
United States	$3,813,204	$3,710,977	$3,525,176
Canada	267,220	263,908	300,289
Mexico	140,278	138,354	119,075

Total revenues	$4,220,702	$4,113,239	$3,944,540

December 31,	2016	2015
Long-Lived Assets:
United States	$467,728	$441,656
Canada	155,758	154,437
Mexico	5,317	5,413

Total long-lived assets	$628,803	$601,506